Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Current tax provision
Current tax provision	$ (200,411)	$ 122,704
Deferred tax provision (benefit)
Deferred tax provision (benefit)	705,348	(507,011)
Total income tax provision	504,937	(384,307)
Outside of Japan [Member]
Current tax provision
Current tax provision	(331,261)	120,918
Deferred tax provision (benefit)
Deferred tax provision (benefit)	1,190,853	98,732
Inside of Japan [Member]
Current tax provision
Current tax provision	130,950	1,786
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ (485,505)	$ (605,743)